Right-of-use asset and lease liability (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Initial adoption on beginning	R$ 270,442	R$ 273,756
Additions	189,115	82,886
Charges	34,089	25,506
Amortization - principal	(73,287)	(72,334)
Payment - charges	(34,662)	(25,465)
Loss on disposal	(48,362)	(2,334)
Reclassification	(8,829)	(11,573)
Lease liability	328,506	R$ 270,442
Current lease liabilities	57,502
Noncurrent	R$ 271,004
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate based on the nominal interest rate	3.58%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate based on the nominal interest rate	15.55%